Related Party Transactions and Arrangements (Details Narrative) - USD ($)		12 Months Ended
	Aug. 25, 2021	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Accounts receivable, net		$ 2,269,000	$ 1,849,000
Accounts payable and accrued expenses		14,666,000	19,484,000
Park Place Parking [Member]
Related Party Transaction [Line Items]
Accounts receivable, net		100,000	100,000
Color Up and Certain Member Entities of Color Up [Member]
Related Party Transaction [Line Items]
Accounts receivable, net			$ 156,000
Accounts payable and accrued expenses		500,000
Color Up and Certain Member Entities of Color Up [Member] | Tax Return Preparation Services [Member]
Related Party Transaction [Line Items]
Services cost		$ 100,000
Affiliate of Bombe Asset Management LLC [Member]
Related Party Transaction [Line Items]
License fee	$ 5,000